[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

December 3, 2012
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 84 to the registrant’s Registration Statement filed on November 28, 2012, and the text of the Post-Effective Amendment No. 84 to the registrant’s Registration Statement has been filed electronically.

Sincerely,

                                                                                                     /S/ JAMES G. WHETZEL

James G. Whetzel
Assistant Secretary

Enclosures

USAA Asset Management Company